Nature of Operations and Significant Accounting Policies - Market Risk Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Recent Accounting Pronouncements
Market risk benefits				$ (591.3)
Previously reported
Recent Accounting Pronouncements
Market risk benefits				(348.6)
Cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date
Recent Accounting Pronouncements
Market risk benefits				(4.8)
Retained earnings adjustment for the valuation of contracts as MRBs (exclusive of nonperformance risk changes)
Recent Accounting Pronouncements
Market risk benefits				(237.9)
Individual variable annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Market risk benefits	$ (50.0)	$ (111.2)	$ (415.5)	(591.3)
Individual variable annuities | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Market risk benefits				(348.6)
Individual variable annuities | Cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date | Retirement and Income Solutions
Recent Accounting Pronouncements
Market risk benefits				(4.8)
Individual variable annuities | Retained earnings adjustment for the valuation of contracts as MRBs (exclusive of nonperformance risk changes) | Retirement and Income Solutions
Recent Accounting Pronouncements
Market risk benefits				$ (237.9)